SCHEDULE OF DEBT TO EQUITY RATIO (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Total debts	$ 6,679,453	$ 10,607,521
Total equity attributable to owners of the Company	$ 1,832,609	$ 3,770,851
Debt-to-equity %	364.00%	281.00%